Basis of presentation and significant accounting policies - Recent accounting pronouncements (Details) $ in Thousands	12 Months Ended
Mar. 31, 2017 USD ($)
Recent accounting pronouncements
Excess tax benefit from share-based compensation	$ 1,411
Accounting Standards Update 2016-09
Recent accounting pronouncements
Excess tax benefit from share-based compensation	$ 1,411